Fair Value Measurements and Fair Value Hierarchy	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements and Fair Value Hierarchy
3. Fair Value Measurements and Fair Value Hierarchy
Fair Value Measurements
Accounting Standard Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value, establishes a three-level fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Plan has categorized its financial instruments into the three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the Plan bases the category level on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets recorded at fair value on the Statements of Net Assets Available for Benefits are categorized as follows:
Level
 1
. Unadjusted quoted prices for identical assets in an active market.
Level
 2
. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets

b)	Quoted prices for identical or similar assets in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level
 3
. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Both observable and unobservable inputs may be used to determine the fair value of positions classified in Level 3. The circumstance for using unobservable measurements includes those in which there is little, if any, market activity for the assets. Therefore, the Plan must make assumptions about inputs that a hypothetical market participant would use to value the assets.

The following tables present the Plan’s hierarchy for its assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Common stock fund (a)	$163,607	$1,467	$—	$165,074
Mutual funds (b)	38,020	—	—	38,020
Self-directed brokerage account (c)	143,684	1,896	—	145,580
Investments measured at NAV (d)	—	—	—	2,119,731

Total assets	$345,311	$3,363	$—	$2,468,405

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Common stock fund (a)	$194,859	$1,004	$—	$195,863
Mutual funds (b)	95,768	—	—	95,768
Self-directed brokerage account (c)	128,123	1,248	—	129,371
Investments measured at NAV (d)	—	—	—	1,786,268

Total assets	$418,750	$2,252	$—	$2,207,270

(a)
The Common stock fund includes both the Aegon Ltd. Common Stock Fund as well as other common stock funds held. The fair value of the assets of the Common stock fund is determined using quoted prices in active markets for common shares and is classified as Level 1. Cash equivalents including short-term investments are carried at amortized cost, which approximates fair value, and are classified as Level 2, unless the cash equivalent received a vendor price at which point it is classified as Level 1.

(b)	Mutual funds are valued based on NAV provided by the fund managers, whose NAV’s are quoted in an active market and therefore considered Level 1.
(c)
In accordance with Accounting Standard Updates (“ASU”)
No. 2015-12
Subtopic
962-325,
investments measured using fair value in the Statement of Net Assets Available for Benefits or in the notes shall be presented by general type. Self-directed brokerage accounts are considered a general type and are presented as one line item for both December 31, 2025, and 2024. The fair value of assets determined using identical assets in an active market are classified as Level 1. Assets classified as Level 2 are valued using inputs from third party pricing services.

(d)
Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy in accordance with Subtopic
820-10.
NAV is provided by the fund managers, is not quoted in an active market and these investments do not have lockup periods.

The following table summarizes investments for which fair value is measured using the net asset per share practical expedient:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Investments measured at NAV
Common Collective Trust	$2,119,731	None	Daily	None

Total investments measured at NAV	$2,119,731

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Investments measured at NAV
Common Collective Trust	$1,786,268	None	Daily	None

Total investments measured at NAV	$1,786,268

The Plan recognizes transfers between levels at the beginning of the year. There were no transfers between levels during 2025 and 2024.